SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Australia - 2.0%
Atlassian Corp. - Class A (a)	1,805	$350,477
Worley Ltd.	11,646	85,291
		435,768

Austria - 0.3%
ams-OSRAM AG (a)	3,190	72,020

Belgium - 0.4%
Solvay SA	2,703	81,129

Canada - 3.4%
Air Canada (a)	4,261	83,901
Bausch Health Cos., Inc. (a)	13,357	85,084
Canadian Solar, Inc. (a)	3,453	42,575
Canadian Tire Corp. Ltd. - Class A	678	91,881
CGI, Inc.	2,312	174,090
Lululemon Athletica, Inc. (a)	1,467	176,421
Open Text Corp.	4,321	107,723
		761,675

China - 1.5%
Lenovo Group Ltd.	87,458	335,173

Denmark - 1.9%
Novo Nordisk AS	6,350	288,517
Pandora AS	1,088	143,738
		432,255

France - 10.8%
Arkema SA	1,632	113,928
Capgemini SE	1,485	184,996
Cie de Saint-Gobain SA	1,651	150,196
Cie Generale des Etablissements Michelin SCA	1,943	78,991
Ipsen SA	738	139,813
L'Oreal SA	1,424	636,311
Orange SA	8,300	148,517
Pernod Ricard SA	601	45,027
Renault SA	4,538	156,657
Sanofi SA	5,926	528,709
Teleperformance SE	1,353	109,539

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Valeo SE	5,992	$100,154
		2,392,838

Germany - 21.8%
adidas AG	1,273	223,868
BASF SE	6,079	374,095
Bayer AG	6,479	369,059
Bayerische Motoren Werke AG	4,107	295,674
Beiersdorf AG	1,747	160,552
Continental AG	2,225	184,323
Evonik Industries AG	7,470	164,945
Fresenius Medical Care AG	2,836	129,954
HUGO BOSS AG	1,749	78,519
KION Group AG	2,451	126,177
Mercedes-Benz Group AG	6,606	362,328
Puma SE (a)	3,173	93,688
SAP SE	2,755	610,892
Siemens AG	2,491	826,360
Siemens Energy AG	1,517	250,531
Siemens Healthineers AG (b)	6,510	295,889
thyssenkrupp AG	10,131	170,042
TUI AG	9,025	73,737
Zalando SE (a)(b)	1,815	51,967
		4,842,600

Ireland - 0.6%
Aptiv PLC (a)	3,217	143,993

Israel - 2.1%
Check Point Software Technologies Ltd. (a)	529	73,484
Monday.com Ltd. (a)	935	94,566
Nice Ltd. (a)	1,213	132,580
SolarEdge Technologies, Inc. (a)	2,464	79,341
Wix.com Ltd. (a)	1,085	95,751
		475,722

Italy - 0.8%
PRADA SpA	10,855	56,806
Saipem SpA	20,917	110,912
		167,718

Japan - 21.9%
Astellas Pharma, Inc.	6,900	102,431

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Bridgestone Corp.	10,642	$276,126
Brother Industries Ltd.	3,243	99,594
Daiichi Sankyo Co. Ltd.	11,900	212,151
Eisai Co. Ltd.	3,663	108,686
FUJIFILM Holdings Corp.	12,910	273,959
Fujitsu Ltd.	12,655	306,493
Hitachi Ltd.	15,024	511,427
Honda Motor Co. Ltd.	28,274	302,651
Konica Minolta, Inc.	16,896	70,524
Mitsui Chemicals, Inc.	5,788	79,239
NIDEC CORP (a)	4,120	66,565
Nikon Corp.	5,296	63,966
Nissan Motor Co. Ltd. (a)	53,141	109,276
Omron Corp.	1,116	46,533
Panasonic Holdings Corp.	14,710	414,182
Sharp Corp. (a)	13,035	54,164
Shiseido Co. Ltd.	4,948	115,407
Sony Group Corp.	20,772	522,193
Takeda Pharmaceutical Co. Ltd.	10,786	389,241
Toyota Motor Corp.	34,266	676,955
Trend Micro, Inc.	2,020	75,831
		4,877,594

Jersey - 0.3%
Novocure Ltd. (a)	3,373	59,533

Netherlands - 6.2%
Airbus SE	1,908	437,130
Koninklijke Philips NV	9,533	253,683
NXP Semiconductors NV	1,467	329,547
Randstad NV	2,635	123,743
Signify NV (b)	3,967	70,915
Stellantis NV (a)	27,969	154,494
		1,369,512

New Zealand - 0.2%
Xero Ltd. (a)	903	53,624

Norway - 0.6%
Yara International ASA	2,797	136,501

Spain - 0.5%
Grifols SA	9,628	109,955

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Sweden - 4.1%
Autoliv, Inc.	1,205	$146,058
Securitas AB - Class B	6,731	106,823
Telefonaktiebolaget LM Ericsson - Class B	28,188	284,657
Volvo AB - Class B	10,258	370,792
		908,330

Switzerland - 7.9%
Adecco Group AG	3,752	111,676
Logitech International SA	1,278	125,531
Novartis AG	4,772	727,651
Roche Holding AG	1,823	795,639
		1,760,497

United Kingdom - 11.1%
AstraZeneca PLC	2,234	362,339
Brightstar Lottery PLC	4,214	47,492
Capri Holdings Ltd. (a)	3,090	40,942
Clarivate PLC (a)	26,695	54,725
Convatec Group PLC (b)	26,361	81,297
GSK PLC	18,627	467,814
Johnson Matthey PLC	2,269	69,975
Marks & Spencer Group PLC	20,647	110,452
Pearson PLC	6,618	110,612
Shell PLC	13,145	595,703
Smith & Nephew PLC	10,323	148,618
Standard Chartered PLC	9,690	285,838
WPP PLC	19,438	100,771
		2,476,578

United States - 1.1%
Elastic NV (a)	651	63,505
LyondellBasell Industries NV - Class A	2,868	186,649
		250,154
TOTAL COMMON STOCKS (Cost $19,365,536)		22,143,169

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.59% (c)	49,045	$49,045
TOTAL MONEY MARKET FUNDS (Cost $49,045)		49,045

TOTAL INVESTMENTS - 99.7% (Cost $19,414,581)		$22,192,214
Other Assets in Excess of Liabilities - 0.3%		56,935
TOTAL NET ASSETS - 100.0%		$22,249,149

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $500,068 or 2.2% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Sparkline International Intangible Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$22,143,169	$—	$—	$22,143,169
Money Market Funds	49,045	—	—	49,045
Total Investments	$22,192,214	$—	$—	$22,192,214
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.